Organization And Principal Activities (Balances And Amounts Of The Company's VIE And VIE's Subsidiaries) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Non-Variable Interest Entities [Line Items]
Total current assets	$ 895,376	$ 675,269
Total assets	1,128,817	863,370	596,420
Total current liabilities	438,303	288,000
Total liabilities	438,415	289,147
Net income	132,688	101,774	77,789
Net cash provided by operating activities	249,304	215,819	141,890
Net cash used in investing activities	(143,701)	(198,152)	(97,925)
Net cash provided by financing activities	945	6,432	(17,550)
Variable Interest Entity, Primary Beneficiary [Member]
Non-Variable Interest Entities [Line Items]
Total current assets	466,827	358,294
Total non-current assets	215,306	178,967
Total assets	682,133	537,261
Total current liabilities	373,581	276,918
Total non-current liabilities	112	1,081
Total liabilities	373,693	277,999
Net revenues	750,384	542,043	382,189
Net income	158,796	131,249	105,511
Net cash provided by operating activities	238,037	156,088	86,467
Net cash used in investing activities	(150,401)	(152,840)	(69,794)
Net cash provided by financing activities